UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management, LLC
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            May 11, 2006
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11


Form 13F Information Table Value Total: $145,416 (000's)


List of Other Included Managers:

No.     13F File Number         Name

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    11874   696000 SH       SOLE                   696000
ALTRIA GROUP                   COM              02209S103    33003   465750 SH       SOLE                   465750
AMERICAN INTERNATIONAL GROUP   COM              026874107    34618   523800 SH       SOLE                   523800
ENCANA CORPORATION             COM              292505104     4393    94000 SH       SOLE                    94000
FAIRPOINT COMMUNICATIONS       COM              305560104      138    10000 SH       SOLE                    10000
INTERNATIONAL COAL GROUP       COM              45928H106     2163   222000 SH       SOLE                   222000
LUCENT TECHNOLOGIES            COM              549463107     9179  3009400 SH       SOLE                  3009400
MIRANT CORP	               COM              60467R100    25450  1018000 SH       SOLE                  1018000
MPOWER HOLDINGS CORP           COM              62473L309      148   100000 SH       SOLE                   100000
RELIANT ENERGY	               COM              75952B105     9353   884000 SH       SOLE                   884000
WILLIAMS COS                   COM              969457100    15097   705800 SH       SOLE                   705800